Assets Held for Sale	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Assets Held for Sale [Abstract]
Assets held for sale
10	Assets held for sale

The components of assets held for sale were as follows:

(In USD) As at	December 31, 2024	March 31, 2024

Vehicles	$527,784	$629,908
Total assets held for sale	$527,784	$629,908

Vehicles represent the vehicles held for sale in the Indian subsidiary, Zoomcar India Private Limited. The gain or loss on sale of these assets is included in Loss/(Gain) on sale of assets held for sale under Other (income)/expense of Condensed Consolidated Statements of Operations. During the three months and nine months ended December 31, 2024, total profit of $5,011 and $7,861 was recorded on sale of vehicles held for sale respectively (total loss of $9,940 and $11,325 for the three months and nine months ended December 31, 2023 respectively).

During the three and nine months ended December 31, 2024, the Company has recorded the impairment amount of $251,590 and $251,590, respectively. During the three and nine months ended December 31, 2023, the Company has recorded the impairment amount of $165,216 and $165,216, respectively. The impairment amount is included in ‘Impairment on assets held for sale’ under Other (income)/expense of Condensed Consolidated Statements of Operations.

10	Assets held for sale

The components of assets held for sale were as follows:

(In USD)
As at	March 31, 2024	March 31, 2023

Vehicles	$629,908	$923,176
Total assets held for sale	629,908	923,176

Vehicles represent the vehicles held for sale in Indian subsidiary, Zoomcar India Private Limited. The gain or loss on sale of these assets is included in Loss/ (gain) on sale of assets held for sale under Other (income)/expense of Consolidated Statement of Operations. During year ended March 31, 2024, total loss of $40,293 was recorded against Loss/ (gain) on sale of vehicles held for sale (total profit of $1,737,794 for year ended March 31, 2023). During the year ended March 31, 2024, the Company has recorded the impairment amount of $167,413 ($93,144 for year ended March 31, 2023). The impairment amount is adjusted with Loss/ (gain) on sale of assets held for sale under Other (income)/expense of Consolidated Statement of Operations.

The Company is actively taking steps to liquidate these “Assets held for sale”, pending the capacity to foreclose loans and issue NOCs to buyers. The Company anticipates full asset sale completion by the third quarter of the calendar year 2024.